FAIR VALUE MEASUREMENTS (Additional Information) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended												3 Months Ended			12 Months Ended				3 Months Ended				12 Months Ended				3 Months Ended				3 Months Ended								12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2010 North America [Member]	Dec. 31, 2010 North America [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Europe [Member]	Dec. 31, 2010 Europe [Member] Significant Unobservable Inputs (Level 3) [Member]		Dec. 31, 2010 Performance Materials [Member]	Dec. 31, 2009 Performance Materials [Member]	Dec. 31, 2008 Performance Materials [Member]	Dec. 31, 2009 Performance Materials [Member]		Dec. 31, 2008 Performance Materials [Member]		Dec. 31, 2010 Polyurethanes [Member]	Dec. 31, 2010 Epoxy [Member]	Dec. 31, 2010 Dow Automotive Systems [Member]	Dec. 31, 2008 Performance Plastics [Member]	Dec. 31, 2009 Performance Plastics [Member]		Dec. 31, 2008 Performance Plastics [Member]		Dec. 31, 2009 Performance Plastics [Member] Equipolymers [Member]	Dec. 31, 2009 Equipolymers [Member]	Dec. 31, 2009 Equipolymers [Member] Significant Unobservable Inputs (Level 3) [Member] Fair Value, Measurements, Nonrecurring [Member]	Sep. 30, 2009 Morton International Inc [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2009 Facility Closing [Member]	Jun. 29, 2009 Carrying (Reported) Amount, Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]	Jun. 30, 2009 Estimate of Fair Value, Fair Value Disclosure [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2009 Fair Value, Inputs, Level 2 [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member] Fair Value, Measurements, Nonrecurring [Member]		Dec. 31, 2009 Significant Unobservable Inputs (Level 3) [Member] Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2009 Fair Value, Measurements, Nonrecurring [Member]	Dec. 31, 2010 Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets Measured on a Nonrecurring Basis, Unobservable Input Reconciliation [Line Items]
Property, Plant, and Equipment, Fair Value Disclosure																																	$ 425	$ 26	$ 0	$ 0	[1]	$ 30	$ 30
Asset Impairment Charges	75	[1]	471										75							48	18	9										399
Goodwill, Impairment Loss	0		(7)	[2]	(239)	[2]								(7)	(209)	(7)	[2]	(209)	[2]				(30)	0	[2]	(30)	[2]
Other Asset Impairment Charges			464
Equity Method Investment, Other than Temporary Impairment																												65	65
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period, fair value measurements using Level 3 inputs																																								0	[1]
Gain (Loss) included in earnings, fair value measurements using Level 3 inputs																																								8	[1]
Purchases, fair value measurements using Level 3 inputs								1,102	[1]		157	[1]
Balance at end of period, fair value measurements using Level 3 inputs																																								1,267	[1]
Derivative, Collateral, Obligation to Return Cash	4
Anticipated credit losses in the portfolio of receivables sold that have not yet been collected							1.42%			0.00%
Assets Held-for-sale, Long Lived, Fair Value Disclosure																																			1,657			0	1,657
Assets, Fair Value Disclosure																																			1,657			30	1,687
Equity Method Investments, Fair Value Disclosure																														4
Assets Held-for-sale, at Carrying Value																															$ 1,657

[1]	Included in “Accounts and notes receivable – Other” in the consolidated balance sheets.
[2]	See Note I for information regarding the goodwill impairment losses.